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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06052

Morgan Stanley Municipal Income Opportunities Trust III
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)               (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: March 31, 2005

Date of reporting period: December 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
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MORGAN STANLEY MUNICIPAL INCOME OPPORTUNITIES TRUST III
PORTFOLIO OF INVESTMENTS  December 31, 2004 (unaudited)

PRINCIPAL
AMOUNT IN                                                                        COUPON   MATURITY
THOUSANDS                                                                         RATE      DATE      VALUE
---------  --------------------------------------------------------------------  -------  ---------  --------
           Tax- Exempt Municipal Bonds (96.9%)
           General Obligation  (1.2%)
   $1,000  California, Various Purposes dtd 02/01/04                               5.00%  02/01/33   $ 1,015,650
                                                                                                     -----------

           Educational Facilities Revenue  (8.0%)
    1,000  Pima County Industrial Development Authority, Arizona,
               Noah Webster Basic School Ser 2004 A                               6.125   12/15/34     1,001,810
      800  ABAG Finance Authority for Nonprofit Corporations, California,
               National Center for International Schools COPs                      7.50   05/01/11       845,400
    1,200  San Diego County, California, The Burnham Institute COPs                6.25   09/01/29     1,246,056
      500  Bellalago Educational Facilities Benefits District, Florida, Capital
               Improvement Ser B                                                   5.80   05/01/34       499,885
    1,000  Volusia County Educational Facilities Authority, Florida,
               Embry-Riddle Aeronautical University Ser 1996 A                    6.125   10/15/16     1,044,870
      500  Illinois, Student Housing Village Project Ser 2004 A                   5.125   06/01/35       490,310
    1,500  Upland, Indiana, Taylor University Ser 2002                             6.25   09/01/28     1,613,625
                                                                                                     -----------
    6,500                                                                                              6,741,956
                                                                                                     -----------

           Electric Revenue  (0.6%)
      500  Pennsylvania Economic Development Authority,
               Reliant Energy Ser 2001A                                            6.75   12/01/36       520,645
                                                                                                     -----------

           Hospital Revenue  (17.5%)
    1,000  Colbert County - Northwest Health Care Authority, Alabama, Helen
               Keller Hospital Ser 2003                                            5.75   06/01/27       994,090
    1,000  Arizona Health Facilities Authority, John C Lincoln Health Ser 2002    6.375   12/01/37     1,068,590
           Hawaii Department of Budget & Finance,
      200      Kapiolani Health Care Ser 1996                                      6.25   07/01/21       208,422
    1,500      Wilcox Memorial Hospital Ser 1998                                   5.50   07/01/28     1,515,225
      500  Indiana Health Facility Financing Authority, Riverview Hospital
               Ser 2002                                                           6.125   08/01/31       524,925
      265  Gaylord Hospital Financing Authority, Michigan, Otsego
               Memorial Hospital Ser 2004                                          6.50   01/01/37       261,105
    1,000  Nevada, Missouri, Nevada Regional Medical Center Ser 2001               6.75   10/01/31     1,032,690
    1,000  Henderson, Nevada, Catholic Health Care West Ser 1998 A                5.125   07/01/28     1,000,470
    1,000  New Hampshire Higher Educational & Health Facilities Authority,
               Littleton Hospital Association Ser 1998 A                           6.00   05/01/28       923,940
    1,000  New Jersey Health Care Facilities Financing Authority,
               Raritan Bay Medical Center Ser 1994                                 7.25   07/01/27     1,049,300
    1,000  Oklahoma Development Finance Authority, Comanche County
               Hospital 2000 Ser B                                                 6.60   07/01/31     1,046,730
      500  St Mary Hospital Authority, Pennsylvania, Catholic Health
               East Ser B                                                         5.375   11/15/34       510,840
    1,000  South Carolina Job Economic Development Authority, Palmetto
               Health Refg & Impr Ser 2003 C                                      6.875   08/01/27     1,117,150
    1,500  Knox County Health, Educational & Housing Facility Board,
              Tennessee, Baptist Health of East Tennessee Ser 2002                 6.50   04/15/31     1,544,295
      500  Decatur Hospital Authority, Texas, Wise Regional Health Ser 2004 A     7.125   09/01/34       510,280
    1,500  Teton County Hospital District, Wyoming, St John's Medical Center
              Ser 2002                                                             6.75   12/01/27     1,524,000
                                                                                                     -----------
   14,465                                                                                             14,832,052
                                                                                                     -----------
           Industrial Development/Pollution Control Revenue  (11.6%)
    1,000  Los Angeles Regional Airports Improvement Corporation, California,
               American Airlines Inc Terminal 4 Ser 2002 C (AMT)                   7.50   12/01/24     1,007,330
    1,105  Metropolitan Washington Airports Authority, District of Columbia &
               Virginia, CaterAir International Corp Ser 1991 (AMT) +            10.125   09/01/11     1,106,459

           Hawaii Department of Budget & Finance,
      500      Hawaiian Electric Co Ser 1999 B (AMT) (Ambac)                       5.75   12/01/18       547,700
      200      Hawaiian Electric Co Ser 1996 A (AMT) (MBIA)                        6.20   05/01/26       210,706
      600  Chicago, Illinois, United Airlines Inc Refg Ser 2001 C (a)              6.30   05/01/16       126,000
    1,000  Iowa Finance Authority, IPSCO Inc Ser 1997 (AMT)                        6.00   06/01/27       988,040
    1,235  Maryland Industrial Development Financing Authority,
              Medical Waste Associates LP 1989 Ser (AMT)                           8.75   11/15/10       860,177
    1,000  New Jersey Economic Development Authority, Continental
               Airlines Inc Ser 1999 (AMT)                                        6.625   09/15/12       928,920
    1,000  Beaver County Industrial Development Authority, Pennsylvania,
               Toledo Edison Co Collateralized Ser 1995 B                          7.75   05/01/20     1,057,950
      755  Carbon County Industrial Development Authority, Pennsylvania,
              Panther Creek Partners Refg 2000 Ser (AMT)                           6.65   05/01/10       818,979
      575  Lexington County, South Carolina, Ellett Brothers Inc Refg Ser 1988     7.50   09/01/08       563,810
      650  Brazos River Authority, Texas, TXU Electric Co Refg Ser 1999 A
               (AMT)                                                               7.70   04/01/33       773,019
      800  Pittsylvania County Industrial Development Authority, Virginia,
               Multi-Trade LP Ser 1994 A (AMT)                                     7.45   01/01/09       816,000
                                                                                                     -----------
   10,420                                                                                              9,805,090
                                                                                                     -----------
           Mortgage Revenue - Multi-Family  (3.9%)
      500  Honolulu City & County, Hawaii, Smith-Beretania
               FHA Insured Ser 2002 A                                              5.45   01/01/25       500,995
           Alexandria Redevelopment & Housing Authority, Virginia,
    1,760      Courthouse Commons Apts Ser 1990 A (AMT)                           10.00   01/01/21     1,615,944
    9,036      Courthouse Commons Apts Ser 1990 B (AMT)                            0.00   01/01/21       929,110
      290  Washington Housing Finance Commission, FNMA Collateralized
               Refg Ser 1990 A                                                     7.50   07/01/23       290,551
                                                                                                     -----------
   11,586                                                                                              3,336,600
                                                                                                     -----------
           Mortgage Revenue - Single Family  (1.6%)
      120  Maricopa County Industrial Development Authority, Arizona,
               Ser 2000 - 1C (AMT)                                                 6.25   12/01/30       121,567
      290  Colorado Housing Finance Authority, 1998 Ser B-2 (AMT)                  7.25   10/01/31       298,256
      275  Hawaii Housing Finance & Development Corporation, Purchase
               1994 Ser B (MBIA)                                                   5.90   07/01/27       281,416
      670  Chicago, Illinois, GNMA-Collateralized Ser 1998  A-1 (AMT)              6.45   09/01/29       674,382
                                                                                                     -----------
    1,355                                                                                              1,375,621
                                                                                                     -----------
           Nursing & Health Related Facilities Revenue  (10.4%)
    2,000  Orange County Health Facilities Authority, Florida, Westminister
               Community Care Services Inc Ser 1999                                6.75   04/01/34     1,750,940
    1,000  Pinellas County Health Facilities Authority, Florida, Oaks of
              Clearwater Ser 2004                                                  6.25   06/01/34     1,009,310
      970  Iowa Health Facilities Development Financing Authority, Care
               Initiatives Ser 1996                                                9.25   07/01/25     1,178,036
    1,300  Westside Habilitation Center, Louisiana, Intermediate Care Facility
               for the Mentally Retarded Refg Ser 1993                            8.375   10/01/13     1,316,796
    1,690  Massachusetts Development Finance Agency, Kennedy-Donovan
               Center Inc 1990 Issue                                               7.50   06/01/10     1,757,414
      775  New Jersey Health Care Facilities Financing Authority, Spectrum for
               Living - FHA Insured Mortgage Refg Ser B                            6.50   02/01/22       776,612
    1,000  Mount Vernon Industrial Development Agency, New York,
               Meadowview at the Wartburg Ser 1999                                 6.20   06/01/29     1,011,200
                                                                                                     -----------
    8,735                                                                                              8,800,308
                                                                                                     -----------
           Public Facilities Revenue (1.2%)
    1,000  Kansas City Industrial Development Authority, Missouri,
              Plaza Library Ser 2004                                               5.90   03/01/24       999,450
                                                                                                     -----------

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
           Recreational Facilities Revenue  (15.7%)
    1,000  Sacramento Financing Authority, California, Convention Center Hotel
               1999 Ser A                                                          6.25   01/01/30     1,039,030
    1,300  San Diego County, California, San Diego Natural History Museum
               COPs                                                                5.60   02/01/18     1,142,050
    3,250  Metropolitan Football Stadium District, Colorado, Sales Tax
                Ser 1999 A (MBIA)                                                  0.00   01/01/10     2,751,223
      500  Mashantucket (Western) Pequot Tribe, Connecticut, 1996 Ser A (b)        6.40   09/01/11       532,220
    1,500  Mohegan Tribe of Indians of Connecticut, Gaming Authority
               Ser 2001                                                            6.25   01/01/31     1,593,390
    1,000  Overland Park Development Corporation, Kansas, Convention Center
               Hotel Ser 2000 A                                                   7.375   01/01/32     1,072,580
    3,000  St Louis Industrial Development Authority, Missouri, Kiel Center
               Refg Ser 1992 (AMT)                                                 7.75   12/01/13     3,063,900
    1,000  Philadelphia Authority, The Franklin Institute Ser 1998                 5.20   06/15/26     1,000,630
    1,000  Austin Convention Enterprises Inc, Texas, Convention Center Hotel
               Ser 2000 A                                                          6.70   01/01/32     1,065,610
                                                                                                     -----------
   13,550                                                                                             13,260,633
                                                                                                     -----------
           Retirement & Life Care Facilities Revenue  (16.1%)
    2,000  St Johns County Industrial Development Authority, Florida, Glenmoor
               Ser 1999 A                                                          8.00   01/01/30     2,100,200
      500  Hawaii Department of Budget & Finance, Kahala Nui, 2003 Ser A           8.00   11/15/33       534,725
      750  Illinois Health Facilities Authority, Villa St Benedict Ser 2003 A-1    6.90   11/15/33       759,547
    1,425  Massachusetts Development Finance Agency, Loomis Communities
               Ser 1999 A                                                         5.625   07/01/15     1,407,800
    1,000  Kansas City Industrial Development Authority, Missouri, Bishop
               Spencer 2004 Ser I                                                  6.25   01/01/24     1,023,120
           New Jersey Economic Development Authority,
    1,000      Cedar Crest Village Inc Ser 2001 A                                  7.25   11/15/31     1,054,980
    1,000      Franciscan Oaks Ser 1997                                            5.70   10/01/17       971,090
    1,000      Franciscan Oaks Ser 1997                                            5.75   10/01/23       943,330
      750  Shelby County Health, Educational & Housing Facilities Board,
               Tennessee, Village at Germantown Ser 2003 A                         7.25   12/01/34       775,163
    1,000  Bexar County Health Facilities Development Corporation, Texas,
               Army Retirement Residence Ser 2002                                  6.30   07/01/32     1,059,590
    2,625  Chesterfield County Industrial Development Authority, Virginia,
               Brandermill Woods Ser 1998                                          6.50   01/01/28     2,516,073
      500  Peninsula Ports Authority of Virginia, Virginia Baptist Homes
               Ser 2003 A                                                         7.375   12/01/32       528,525
                                                                                                     -----------
   13,550                                                                                             13,674,143
                                                                                                     -----------
           Tax Allocation Revenue  (7.9%)
    1,000  Capistrano Unified School District, California, Community Facilities
               District #98-2 Ladera Ser 1999 Special Tax                          5.75   09/01/29     1,017,890
    1,000  San Marcos, Community Facilities District No. 2002-01, California,      5.90   09/01/28     1,024,350
                 University Commons Ser 2004
           Elk Valley Public Improvement Corporation, Colorado
      500      Ser 2001 A                                                          7.30   09/01/22       539,025
      500      Ser 2001 A                                                          7.35   09/01/31       534,700
    1,000  Midtown Miami Community Development District, Florida,
               Parking Garage Ser 2004 A                                           6.25   05/01/37     1,037,160
      500  Chicago, Illinois, Lake Shore East, Ser 2002                            6.75   12/01/32       518,050
    1,000  Des Peres, Missouri, West County Center Ser 2002                        5.75   04/15/20     1,030,790
      500  Clark County, Nevada, Special Improvement District 142 Mountains
               Edge Ser 2003                                                      6.375   08/01/23       515,130
      500  Allegheny County Redevelopment Authority, Pennsylvania, Pittsburgh
               Mills Ser 2004                                                      5.60   07/01/23       507,415
                                                                                                     -----------
    6,500                                                                                              6,724,510
                                                                                                     -----------

           Transportation Facilities Revenue  (1.2%)
    1,000  Nevada Department of Business & Industry, Las Vegas Monorail
               2nd Tier Ser 2000                                                  7.375   01/01/40     1,023,190
                                                                                                     -----------

   90,161  TOTAL TAX - EXEMPT MUNICIPAL BONDS (COST $81,054,318)                                      82,109,848
                                                                                                     -----------
           SHORT-TERM TAX - EXEMPT MUNICIPAL OBLIGATION (0.8%)
      700  Missouri Development Finance Board, Nelson Gallery
               Foundation Ser 2001 B (MBIA) (Demand 01/03/05)
               (Cost $700,000)                                                     2.19*  12/01/31       700,000
                                                                                                     -----------

  $90,861  TOTAL INVESTMENTS (COST $81,754,318) (c)                                97.7%              82,809,848

           OTHER ASSETS IN EXCESS OF LIABILITIES                                    2.3                1,929,306
                                                                                   ----              -----------

           NET ASSETS                                                              100.0%            $84,739,154
                                                                                   =====             ===========

-----------------------
AMT         Alternative Minimum Tax.

COPs        Certificates of Participation.

*           Current coupon of variable rate demand obligation.

+           Joint exemption in locations shown.

(a)         Non-income producing security; issuer in bankruptcy.

(b)         Resale is restricted to qualified institutional investors.

(c) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $3,532,417 and the aggregate gross unrealized depreciation is $2,476,888 resulting in net unrealized appreciation of $1,055,529.

Bond Insurance:
Ambac       Ambac Assurance Corporation.

MBIA        Municipal Bond Investors Assurance Corporation.

                      GEOGRAPHIC SUMMARY OF INVESTMENTS
               Based on Market Value as a Percent of Net Assets

Alabama                                             1.2%
Arizona                                             2.6
California                                          9.8
Colorado                                            4.9
Connecticut                                         2.5
Dist of Columbia                                    1.3
Florida                                             8.8
Hawaii                                              4.5
Illinois                                            3.0
Indiana                                             2.5
Iowa                                                2.6
Kansas                                              1.3
Louisianna                                          1.5
Maryland                                            1.0
Massachusetts                                       3.7
Michigan                                            0.3
Missouri                                            9.3
Nevada                                              3.0
New Hampshire                                       1.1
New Jersey                                          6.8
New York                                            1.2
Oklahoma                                            1.2
Pennsylvania                                        5.2
South Carolina                                      2.0
Tennessee                                           2.7
Texas                                               4.0
Virginia                                            8.9
Washington                                          0.3
Wyoming                                             1.8
Joint Exemptions*                                  (1.3)
                                                   ----

                               Total               97.7%
                                                   ====

*Joint exemptions have been included in each geographic location.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Municipal Income Opportunities Trust III

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 17, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 17, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 17, 2005

                                       3